CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net profit	$ 2,024	$ 2,118	$ 658
Adjustments to reconcile net profit to Net cash provided by operating activities:
Depreciation and amortization	14	6	13
Revaluation of convertible loan and warrants			285
Liability for employee rights upon retirement	2		(5)
Stock based compensation	53	36	41
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	247	(482)	112
Decrease in other accounts receivable	(208)	32	10
Increase (decrease) in trade accounts payable	(395)	534	(101)
Changes in Deferred income	(93)	(254)	540
Increase (decrease) in other accounts payable	590	(16)	(21)
Increase in inventories	(232)	(454)	(100)
Net cash provided by operating activities	2,002	1,520	1,432
Cash flows from investing activities:
Purchase of property and equipment	(7)	(15)	(9)
Long-term receivables	32	12	8
Investment in restricted deposit	(42)	(25)	(10)
Net cash used in investing activities	(17)	(28)	(11)
Cash flows from financing activities:
Issuance of share capital and warrants - net of issuance costs	24	1,158	230
Short-term credit from bank - net	(149)	(34)
Repayments of loan from Shareholder			(200)
Repayments of Long- terms loan	(264)	(170)	(354)
Repayments of Long- terms loan from banks and other	(373)	(208)	(182)
Net cash provided by (used in) financing activities	(762)	746	(506)
Net increase in cash and cash equivalents	1,223	2,238	915
Balance of cash and cash equivalents at Beginning of year	3,305	1,067	152
Balance of cash and cash equivalents at end of year	4,528	3,305	1,067
Non cash activities:
Reclassification of warrants to equity			330
Supplemental disclosure of cash flow Information - cash paid during the year for:
Interest paid - net	$ 20	$ 19	$ 39